As filed with the Securities and Exchange Commission on September 18, 2018

File Nos. 002-94222
811-04149
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	70	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	71	[X]

FRANKLIN TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of September, 2018

FRANKLIN TAX-FREE TRUST

By: /s/ KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	President & Chief Executive Officer –
Christopher J. Molumphy	Investment Management
Dated: September 17, 2018

Matthew T. Hinkle*	Chief Executive Officer –
Matthew T. Hinkle	Finance and Administration
Dated: September 17, 2018

Gaston Gardey*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: September 17, 2018

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: September 17, 2018

Terrence J. Checki*	Trustee

Terrence J. Checki

Dated: September 17, 2018

Mary C. Choksi*

Trustee
Mary C. Choksi	Dated: September 17, 2018

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: September 17, 2018

Gregory E. Johnson*	Trustee
Gregory E. Johnson.	Dated: September 17, 2018

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 17, 2018

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: September 17, 2018

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: September 17, 2018

John B. Wilson*

Trustee
John B. Wilson	Dated: September 17, 2018

*By   /s/ KAREN L. SKIDMORE

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase